Related-party transactions - Schedule of key management compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 3,439	€ 3,172	€ 2,213
Other long-term benefits	52	45	24
Share-based payments (expense of the year)	2,145	722	856
KEY MANAGEMENT COMPENSATION	€ 5,636	€ 3,939	€ 3,093